UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2003

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	November 10, 2003

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       53

Form 13F Information Table value total:       $83373



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
American Int'l Group       COM              026874107       3076   53306SH       SOLE                 0       0  53306
Analog Devices, Inc.       COM              032654105       2601   68401SH       SOLE                 0       0  68401
BB&T Corporation           COM              054937107        653   18186SH       SOLE                 0       0  18186
Berkshire Hathaway B       CLASS B          084670207        324     130SH       SOLE                 0       0    130
BP Amoco                   COM              055622104        266    6308SH       SOLE                 0       0   6308
Bunge                      COM              G16962105       1069   38860SH       SOLE                 0       0  38860
Capital One Financial CorpoCOM              14040H105        307    5387SH       SOLE                 0       0   5387
Cardinal Health Inc.       COM              14149Y108       1563   26764SH       SOLE                 0       0  26764
Career Education Corp      COM              141665109       2818   62205SH       SOLE                 0       0  62205
Charles Schwab & Co., Inc. COM              808513105        540   45312SH       SOLE                 0       0  45312
Cisco Systems, Inc.        COM              17275R102       1700   86986SH       SOLE                 0       0  86986
Coca-Cola Company          COM              191216100        462   10759SH       SOLE                 0       0  10759
Constellation Brands       COM              21036P108       1045   34285SH       SOLE                 0       0  34285
Danaher Corporation        COM              235851102       2465   33380SH       SOLE                 0       0  33380
Dean Foods Co              COM              242370104       1428   46014SH       SOLE                 0       0  46014
Dell Inc.                  COM              247025109       1490   44612SH       SOLE                 0       0  44612
Doral Fin'l Corp           COM              25811P100       2797   59505SH       SOLE                 0       0  59505
Dover Corporation          COM              260003108       2252   63660SH       SOLE                 0       0  63660
Exxon Mobil Corporation    COM              30231G102       1969   53793SH       SOLE                 0       0  53793
Family Dollar Stores, Inc. COM              307000109       3007   75370SH       SOLE                 0       0  75370
First Data Corp.           COM              319963104       2658   66505SH       SOLE                 0       0  66505
General Electric Co.       COM              369604103       2109   70751SH       SOLE                 0       0  70751
Horseshoe Gold Mining      COM              44075E107          1   10500SH       SOLE                 0       0  10500
Intel Corp.                COM              458140100       2491   90541SH       SOLE                 0       0  90541
Intuit Inc                 COM              461202103        573   11868SH       SOLE                 0       0  11868
iShares S&P Global Energy  COM              464287341       1083   21620SH       SOLE                 0       0  21620
JDS Uniphase Corp.         COM              46612J101         55   15169SH       SOLE                 0       0  15169
Kinder Morgan Energy       COM              494550106       2281   53293SH       SOLE                 0       0  53293
Lowe's Companies, Inc.     COM              548661107       3163   60947SH       SOLE                 0       0  60947
Medtronic, Inc.            COM              585055106       1854   39513SH       SOLE                 0       0  39513
Merck & Co., Inc.          COM              589331107        391    7732SH       SOLE                 0       0   7732
Microsoft Corporation      COM              594918104       1551   55798SH       SOLE                 0       0  55798
Nortel Networks Corp.      COM              656568102         88   21366SH       SOLE                 0       0  21366
Old Republic Intl Corp     COM              680223104       2425   73270SH       SOLE                 0       0  73270
Omnicare Inc               COM              681904108       1646   45658SH       SOLE                 0       0  45658
Patterson Dental Co        COM              703412106       2136   37095SH       SOLE                 0       0  37095
Performance Food Grp Co    COM              713755106       1474   36216SH       SOLE                 0       0  36216
Pfizer, Inc.               COM              717081103        515   16964SH       SOLE                 0       0  16964
Praxair, Inc.              COM              74005P104       1930   31150SH       SOLE                 0       0  31150
Procter & Gamble Company   COM              742718109        756    8145SH       SOLE                 0       0   8145
Renaissance Holdings, Inc. COM              G7496G103       2013   44115SH       SOLE                 0       0  44115
Ryland Group Inc           COM              783764103        499    6820SH       SOLE                 0       0   6820
SPDR Trust                 COM              78462F103       2205   22058SH       SOLE                 0       0  22058
Staples, Inc.              COM              855030102       2797  117758SH       SOLE                 0       0 117758
Sun Microsystems, Inc.     COM              866810104         34   10330SH       SOLE                 0       0  10330
Symantec Corp              COM              871503108       2073   32892SH       SOLE                 0       0  32892
Sysco Corporation          COM              871829107       1314   40160SH       SOLE                 0       0  40160
Teva Pharmaceutical ADR    COM              881624209       2164   37869SH       SOLE                 0       0  37869
UnitedHealth Group         COM              91324P102       1869   37149SH       SOLE                 0       0  37149
Washington Mutual Inc      COM              939322103       2627   66731SH       SOLE                 0       0  66731
Wellpoint Hlth Ntwks       COM              94973H108       1399   18145SH       SOLE                 0       0  18145
Wells Fargo & Co., Inc.    COM              949746101       2891   56136SH       SOLE                 0       0  56136
Wyeth                      COM              983024100        480   10420SH       SOLE                 0       0  10420